Commitments and contingent liabilities - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Brazil
Disclosure of contingent liabilities [line items]
Corporate reorganisation tax assessment	€ 3,757	€ 3,292